Other reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2023 £m	2022[1] £m	2021 £m
Merger reserve	7,149	7,149	7,149
Capital redemption reserve	5,370	4,932	4,479
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(67)	50	207
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	–	57	9
Cash flow hedging reserve	(3,766)	(5,476)	(457)
Foreign currency translation reserve	(178)	(125)	(198)
At 31 December	8,508	6,587	11,189
1    Restated for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Merger Reserve	Movements in other reserves were as follows:

Merger reserve	2023 £m	2022 £m	2021 £m
At 1 January	7,149	7,149	7,763
Redemption of preference shares (note 42)	–	–	(614)
At 31 December	7,149	7,149	7,149

Schedule of Capital Redemption Reserve

Capital redemption reserve	2023 £m	2022 £m	2021 £m
At 1 January	4,932	4,479	4,462
Redemption of preference shares (note 42)	–	–	17
Shares cancelled under share buyback programme (see below)	438	453	–
At 31 December	5,370	4,932	4,479
In 2023 and 2022 the Group commenced and completed share buyback programmes to repurchase outstanding ordinary shares. In 2023 the Group bought back and cancelled 4,386 million shares under the programme (2022: 4,529 million shares), for a total consideration, including expenses, of £1,993 million (2022: £2,013 million). Upon cancellation, £438 million (2022: £453 million), being the nominal value of the shares repurchased, was transferred to the capital redemption reserve.

Schedule of Revaluation Reserve in Respect of Debt Securities

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2023 £m	2022 £m	2021 £m
At 1 January	50	207	99
Change in fair value	(40)	(133)	133
Deferred tax	11	31	(45)
Current tax	1	8	–
	(28)	(94)	88
Income statement transfers in respect of disposals (note 11)	(122)	(92)	2
Deferred tax	35	23	20
	(87)	(69)	22
Impairment recognised in the income statement	(2)	6	(2)
At 31 December	(67)	50	207
Note 43: Other reserves continued

Schedule of Revaluation Reserve in Respect of Equity Shares

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2023 £m	2022 £m	2021 £m
At 1 January	57	9	(47)
Change in fair value	(54)	44	61
Deferred tax	(3)	3	(4)
	(57)	47	57
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	1	(1)
	–	1	(1)
At 31 December	–	57	9

Schedule of Cash Flow Hedging and Foreign Currency Translation Reserve

Cash flow hedging reserve	2023 £m	2022 £m	2021 £m
At 1 January	(5,476)	(457)	1,629
Change in fair value of hedging derivatives	545	(6,990)	(2,279)
Deferred tax	(160)	1,940	646
	385	(5,050)	(1,633)
Net income statement transfers	1,838	43	(621)
Deferred tax	(513)	(12)	168
	1,325	31	(453)
At 31 December	(3,766)	(5,476)	(457)

Foreign currency translation reserve	2023 £m	2022[1] £m	2021 £m
At 31 December 2021		(198)
Adjustment on the adoption of IFRS 17		(12)
At 1 January	(125)	(210)	(159)
Currency translation differences arising in the year	(53)	116	(39)
Income statement transfers	–	(31)	–
At 31 December	(178)	(125)	(198)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.